Investment Risks - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

•	Market and Geopolitical Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and global economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Management Risk. If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and possible losses overall for the Fund.
•	Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

•	Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Class A C [Member] | Market Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Overall stock market risks may affect the value of the Fund. Factors such as domestic and global economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall
Class A C [Member] | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole
Class A C [Member] | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions
Class A C [Member] | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and possible losses overall for the Fund
Class A C [Member] | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition
Class A C [Member] | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks
Class A C [Member] | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector
Class A C [Member] | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors
Class A C [Member] | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies
Class A C [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns will vary and you could lose money
No Load [Member] | Mr [Member]
Prospectus [Line Items]
Risk [Text Block]

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

•	Market and Geopolitical Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and global economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Management Risk. If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and possible losses overall for the Fund.

•	Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

•	Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

•	Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors.

Technology Sector Risk. Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

No Load [Member] | Market Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Overall stock market risks may affect the value of the Fund. Factors such as domestic and global economic growth and market conditions, interest rate levels, climate-change and climate-related events, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall
No Load [Member] | Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole
No Load [Member] | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions
No Load [Member] | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and possible losses overall for the Fund
No Load [Member] | Mid Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition
No Load [Member] | Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks
No Load [Member] | Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector
No Load [Member] | Healthcare Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors
No Load [Member] | Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies
No Load [Member] | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, the Fund’s returns will vary and you could lose money